Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Third party	S/ 11,326,379,000	S/ 10,615,191,000	S/ 10,430,128,000
Total income	11,326,379,000	10,615,191,000	10,430,128,000
Consolidated statement of income
Interest and similar income	6,888,377,000	7,029,391,000	7,120,411,000
Interest and similar expenses	(2,258,971,000)	(2,480,270,000)	(2,592,366,000)
Net interest and similar income	4,629,406,000	4,549,121,000	4,528,045,000
(Loss) recovery due to impairment on loans, net of recoveries	(1,136,707,000)	(1,720,179,000)	(1,981,818,000)
(Loss) recovery due to impairment of financial investments	(263,761,000)	(47,521,000)	(7,500,000)
Net interest and similar income after impairment loss	3,228,938,000	2,781,421,000	2,538,727,000
Fee income from financial services, net	1,219,631,000	1,142,943,000	1,178,462,000
Net gain (loss) on sale of financial investments	102,055,000	26,544,000	6,431,000
Other income (expenses)	1,095,821,000	765,067,000	551,384,000
Result from insurance activities	(47,797,000)	(169,789,000)	(178,392,000)
Depreciation and amortization	(450,267,000)	(413,057,000)	(379,038,000)
Other expenses	(2,712,938,000)	(2,487,159,000)	(2,371,129,000)
Income before exchange difference and Income Tax	2,435,443,000	1,645,970,000	1,346,445,000
Exchange difference	38,004,000	(24,144,000)	8,427,000
Income Tax	(530,252,000)	(314,365,000)	(275,596,000)
Profit (loss) from continuing operations	1,943,195,000	1,307,461,000	1,079,276,000
Profit (loss), attributable to [abstract]
IFS's shareholders	1,932,470,000	1,300,078,000	1,072,728,000
Non-controlling interest	10,725,000	7,383,000	6,548,000
Profit (loss) from continuing operations	1,943,195,000	1,307,461,000	1,079,276,000
Banking [Member]
Disclosure of operating segments [line items]
Third party	7,778,285,000	7,732,766,000	7,812,858,000
Inter-segment	(173,018,000)	(154,329,000)	(126,620,000)
Total income	7,605,267,000	7,578,437,000	7,686,238,000
Consolidated statement of income
Interest and similar income	5,815,687,000	5,969,629,000	6,076,020,000
Interest and similar expenses	(1,980,679,000)	(2,217,197,000)	(2,363,800,000)
Net interest and similar income	3,835,008,000	3,752,432,000	3,712,220,000
(Loss) recovery due to impairment on loans, net of recoveries	(1,136,728,000)	(1,719,913,000)	(1,981,988,000)
(Loss) recovery due to impairment of financial investments	(30,000)	(982,000)	15,000
Net interest and similar income after impairment loss	2,698,250,000	2,031,537,000	1,730,247,000
Fee income from financial services, net	884,628,000	791,815,000	813,279,000
Net gain (loss) on sale of financial investments	67,504,000	12,995,000	(660,000)
Other income (expenses)	552,739,000	500,512,000	495,500,000
Depreciation and amortization	(307,101,000)	(294,514,000)	(271,526,000)
Other expenses	(1,942,038,000)	(1,762,494,000)	(1,678,356,000)
Income before exchange difference and Income Tax	1,953,982,000	1,279,851,000	1,088,484,000
Exchange difference	2,438,000	(7,402,000)	(15,969,000)
Income Tax	(481,423,000)	(265,096,000)	(216,366,000)
Profit (loss) from continuing operations	1,474,997,000	1,007,353,000	856,149,000
Profit (loss), attributable to [abstract]
IFS's shareholders	1,474,997,000	1,007,353,000	856,149,000
Profit (loss) from continuing operations	1,474,997,000	1,007,353,000	856,149,000
Insurance [Member]
Disclosure of operating segments [line items]
Third party	2,318,167,000	1,760,985,000	1,695,222,000
Inter-segment	(5,614,000)	(4,517,000)	(4,975,000)
Total income	2,312,553,000	1,756,468,000	1,690,247,000
Consolidated statement of income
Interest and similar income	921,779,000	870,993,000	851,648,000
Interest and similar expenses	(184,452,000)	(153,464,000)	(126,704,000)
Net interest and similar income	737,327,000	717,529,000	724,944,000
(Loss) recovery due to impairment of financial investments	(264,123,000)	(45,910,000)	(7,858,000)
Net interest and similar income after impairment loss	473,204,000	671,619,000	717,086,000
Fee income from financial services, net	(12,622,000)	(10,628,000)	(13,431,000)
Net gain (loss) on sale of financial investments	34,942,000	17,664,000	9,948,000
Other income (expenses)	237,079,000	103,571,000	112,990,000
Result from insurance activities	(47,777,000)	(169,750,000)	(178,379,000)
Depreciation and amortization	(20,427,000)	(22,091,000)	(21,658,000)
Other expenses	(425,609,000)	(379,087,000)	(352,933,000)
Income before exchange difference and Income Tax	238,790,000	211,298,000	273,623,000
Exchange difference	35,747,000	(9,390,000)	18,430,000
Profit (loss) from continuing operations	274,537,000	201,908,000	292,053,000
Profit (loss), attributable to [abstract]
IFS's shareholders	274,537,000	201,908,000	292,053,000
Profit (loss) from continuing operations	274,537,000	201,908,000	292,053,000
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	521,218,000	435,882,000	291,408,000
Inter-segment	(4,450,000)	(2,355,000)	(1,386,000)
Total income	516,768,000	433,527,000	290,022,000
Consolidated statement of income
Interest and similar income	160,076,000	178,160,000	183,926,000
Interest and similar expenses	(98,572,000)	(108,466,000)	(98,370,000)
Net interest and similar income	61,504,000	69,694,000	85,556,000
(Loss) recovery due to impairment on loans, net of recoveries	20,000	(266,000)	170,000
(Loss) recovery due to impairment of financial investments	376,000	(585,000)	347,000
Net interest and similar income after impairment loss	61,900,000	68,843,000	86,073,000
Fee income from financial services, net	195,956,000	170,955,000	146,223,000
Net gain (loss) on sale of financial investments	(391,000)	(4,115,000)	(2,857,000)
Other income (expenses)	162,869,000	89,331,000	(37,332,000)
Depreciation and amortization	(8,285,000)	(8,734,000)	(15,018,000)
Other expenses	(166,997,000)	(166,789,000)	(138,589,000)
Income before exchange difference and Income Tax	245,052,000	149,491,000	38,500,000
Exchange difference	(1,137,000)	(2,066,000)	761,000
Income Tax	(12,779,000)	(10,089,000)	(3,081,000)
Profit (loss) from continuing operations	231,136,000	137,336,000	36,180,000
Profit (loss), attributable to [abstract]
IFS's shareholders	231,136,000	137,336,000	36,180,000
Profit (loss) from continuing operations	231,136,000	137,336,000	36,180,000
Holding, other subsidiaries and eliminations [Member]
Disclosure of operating segments [line items]
Third party	708,709,000	685,558,000	630,640,000
Inter-segment	183,082,000	161,201,000	132,981,000
Total income	891,791,000	846,759,000	763,621,000
Consolidated statement of income
Interest and similar income	(9,165,000)	10,609,000	8,817,000
Interest and similar expenses	4,732,000	(1,143,000)	(3,492,000)
Net interest and similar income	(4,433,000)	9,466,000	5,325,000
(Loss) recovery due to impairment on loans, net of recoveries	1,000
(Loss) recovery due to impairment of financial investments	16,000	(44,000)	(4,000)
Net interest and similar income after impairment loss	(4,416,000)	9,422,000	5,321,000
Fee income from financial services, net	151,669,000	190,801,000	232,391,000
Other income (expenses)	143,134,000	71,653,000	(19,774,000)
Result from insurance activities	(20,000)	(39,000)	(13,000)
Depreciation and amortization	(114,454,000)	(87,718,000)	(70,836,000)
Other expenses	(178,294,000)	(178,789,000)	(201,251,000)
Income before exchange difference and Income Tax	(2,381,000)	5,330,000	(54,162,000)
Exchange difference	956,000	(5,286,000)	5,205,000
Income Tax	(36,050,000)	(39,180,000)	(56,149,000)
Profit (loss) from continuing operations	(37,475,000)	(39,136,000)	(105,106,000)
Profit (loss), attributable to [abstract]
IFS's shareholders	(48,200,000)	(46,519,000)	(111,654,000)
Non-controlling interest	10,725,000	7,383,000	6,548,000
Profit (loss) from continuing operations	S/ (37,475,000)	S/ (39,136,000)	S/ (105,106,000)